Investment property - Summary (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about investment property [line items]
Beginning of period	$ 33,542	$ 33,364
Gain / (loss) from fair value adjustment (Note 8)	3,614	(22,484)
Exchange differences	(2,948)	22,662
End of period	34,208	33,542
Cost
Disclosure of detailed information about investment property [line items]
End of period	34,208	33,542
Fair value
Disclosure of detailed information about investment property [line items]
End of period	$ 34,208	$ 33,542